Financial Derivative Contracts and Hedge Accounting - Gains or Losses on Hedge of Net Investment in Foreign Operations that have been Recognized in Other Comprehensive Income and Accumulated in Equity (Detail) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Beginning balance	$ 26,824	$ 47,117
Gains (losses) on hedge of net investment in foreign operation, before tax	(26,422)	80,722	$ (46,786)
Ending balances	(97,968)	26,824	47,117
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Beginning balance	48,171	(10,756)
Gains (losses) on hedge of net investment in foreign operation, before tax	(40,506)	80,722
Income tax relating to hedges of net investment in foreign operations	9,996	(21,795)
Ending balances	$ 17,661	$ 48,171	$ (10,756)